Registration Nos:         33-59216
                                                           811-7556

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /

           Pre-Effective Amendment No.                                 /   /

           Post-Effective Amendment No. 16                             / X /

                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / X /

           Amendment No. 17                                            / X /

                        (Check appropriate box or boxes)

                        LIBERTY VARIABLE INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                                  617-426-3750
              (Registrant's Telephone Number, including Area Code)

Name and Address of
Agent for Service                                      Copy to
-----------------                                      -------

Nancy L. Conlin, Esq.                                  John M. Loder, Esq.
Colonial Management Associates, Inc.                   Ropes & Gray
One Financial Center                                   One International Place
Boston, MA  02111                                      Boston, MA  02110-2624

It is proposed that this filing will become effective (check appropriate box):

/     /         Immediately upon filing pursuant to paragraph (b).

/     /         On (date) pursuant to paragraph (b).

/     /         60 days after filing pursuant to paragraph (a)(1).

/     /         on (date) pursuant to paragraph (a)(1).

/  X  /         75 days after filing pursuant to paragraph (a)(2).

/     /         on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/     /         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

An indefinite number of shares of beneficial interest of all existing and subsequently created series of the Trust under the Securities Act of 1933 were registered by the Registration Statement filed on March 18, 1993 under the Securities Act of 1933 pursuant to Rule 24f-2. A Rule 24f-2 Notice with respect to the fiscal year ended December 31, 1996 was filed on or about February 28, 1997.

                        LIBERTY VARIABLE INVESTMENT TRUST

                  Cross Reference Sheet Pursuant to Rule 481(a)
             (Colonial International Horizons Fund, Variable Series)

Item Number of Form N-1A        Prospectus Location or Caption

PART A

1.                              Front Cover Page; Back Cover Page

2.                              The Fund; Other Investment Strategies and Risks

3.                              Not Applicable

4.                              The Fund

5.                              Not Applicable

6.                              Trust Management Organizations

7.                              Shareholder Information

8.                              The Trust; Trust Management Organizations

9.                              Not Applicable

                        LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS dated June 1, 1999


Colonial International Horizons Fund, Variable Series




Trust shares available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                         * * * *
This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.
                                         * * * *
Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

----------------------------- ------------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- ------------------------------

TABLE OF CONTENTS

THE TRUST

THE FUND
Investment Goals
Primary Investment Strategies
Primary Investment Risks

TRUST MANAGEMENT ORGANIZATIONS
Trustees
Investment Advisor
Investment Sub-Advisor and Portfolio Managers

OTHER INVESTMENT STRATEGIES AND RISKS
Temporary Defensive Measures
Hedging Strategies
Year 2000 Compliance

SHAREHOLDER INFORMATION

                                    THE TRUST

Liberty Variable Investment Trust ("Trust") includes thirteen separate mutual funds, each with its own investment goal and strategies. This Prospectus contains information about one Fund in the Trust, Colonial International Horizons Fund, Variable Series (the "Fund"). Liberty Advisory Services Corp. ("LASC") is the investment advisor to the Fund. LASC has appointed Colonial Management Associates, Inc. ("Colonial"), an affiliate of LASC, as Sub-Advisor to the Fund.

Other Funds may be added or deleted from time to time.

The Fund is an investment option under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the Fund's investment advisor. Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUND


INVESTMENT GOALS - COLONIAL INTERNATIONAL HORIZONS FUND, VARIABLE SERIES
-------------------------------------------------------------------------------
The Fund seeks long-term growth and preservation of capital purchasing power.


PRIMARY INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
The Fund invests in securities of companies which Colonial believes will provide superior long-term growth and securities of inflation sensative companies located outside the U.S. Colonial generally selects stocks of companies in industires and markets that they believe will react favorable to inflation in the U.S. economy. Inflation sensative companies in which the Fund may invest include:

  companies engaged in the development and processing of natural resources, and companies engaged in consumer oriented businesses.

The Fund is a non-diversifed mutual fund and, although it generally will not, it may invest more than 5% of its total assets in the securites of one company.

PRIMARY INVESTMENT RISKS
-------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Additionally, as a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total net assets in the securities of a single company. Therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES
-------------------------------------------------------------------------------

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

THE ADVISOR: LIBERTY ADVISORY SERVICES CORP. (LASC)
-------------------------------------------------------------------------------

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Trust. LASC is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility to administer the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to colonial in accordance with this authority.

For its services as investment advisor, the Trust pays LASC a management fee at the annual rate of % of the average daily net assets of the Fund.

THE SUB-ADVISOR: COLONIAL MANAGEMENT ASSOCIATES, INC. (COLONIAL)
-------------------------------------------------------------------------------

Colonial, an investment advisor since 1931, is the Sub-Advisor of the Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. Colonial is a wholly-owned subsidiary of LFC. Colonial manages the assets of the Fund under the supervision of LASC and the Board of Trustees. Colonial determines which securities and other instruments are purchased and sold for the Fund.

LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the annual rate of % of the average daily net assets of the Fund.

Gita Rao, a Vice President of Colonial, co-manages the Fund. Ms. Rao has managed various other Colonial funds since 1995. Prior to joining Colonial, she was a global equity analyst at Fidelity Management & Research Company from 1994 to 1995 and a Vice President in the domestic equity research group at Kidder, Peabody and Company from 1991 to 1994.

Nicholas Ghajar, an Assistant Vice President of Colonial, co-manages the Fund. Mr. Ghajar has either been an associate portfolio manager or an equity analyst of various other equity funds at Colonial since 1991.

Colonial also provides transfer agency and pricing and record keeping services for the Fund under separate agreements.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory business of its affiliate, Stein Roe $ Farnham Incorporated (Stein Roe) are by a combined management team of employees from both companies. Stein Roe also shares personnel, facilities and systems with Colonial that may be used in providing administrative services to the Fund. Both Colonial and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.

Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------
The Trust has adopted a plan of distribution for on behalf of the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Trust pays to Liberty Funds Distributor, Inc. a distribution fee of [0.25%] of the average daily net assets attributable to the Fund's shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to a distribution fee.

                      OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's primary investments and its risks are described above in its description This section describe other investments the Fund may make and the risks associated with them. In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's SAI, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.

TEMPORARY DEFENSIVE MEASURES
-------------------------------------------------------------------------------
Colonial may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

HEDGING STRATEGIES
-------------------------------------------------------------------------------
shapeType1fFlipH0fFlipV0fillColor0fFilled1lineWidth0fLine0fShadow0The Fund may enter into a number of hedging strategies, including the use of futures and options, to gain or reduce exposure to particular securities or markets. These strategies, which are commonly referred to as derivatives, involve the use of financial instruments whose values derive from the future, not current, performance of an underlying security, an index or a currency. The Fund may use these strategies for hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position) or to adjust the Fund's maturity. Hedging strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the security, or limit a potential gain. Also, with some hedging strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


YEAR 2000 COMPLIANCE
-------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by LASC, Colonial and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." LASCColonial, the Fund's distributor and transfer agent (Liberty Companies) are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

                             SHAREHOLDER INFORMATION



Purchase and Redemptions The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value ("NAV") next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.



How the Fund's Share Price is Determined Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. New York time.

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.

Dividends and Distributions The Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of record date for the distributions.

-------------------------------------------------------------------------------
FOR MORE INFORMATION
-------------------------------------------------------------------------------
You may wish to read the SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing:

Keport Financial Services Corp.
125 High Street
Boston, MA 02111

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009


Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

Investment Company Act file number:
Liberty Variable Investment Trust    811-07556

                        LIBERTY VARIABLE INVESTMENT TRUST

                  Cross Reference Sheet Pursuant to Rule 481(a)
                 (Colonial Global Equity Fund, Variable Series)

Item Number of Form N-1A        Prospectus Location or Caption

PART A

1.                              Front Cover Page; Back Cover Page

2.                              The Fund; Other Investment Strategies and Risks

3.                              Not Applicable

4.                              The Fund

5.                              Not Applicable

6.                              Trust Management Organizations

7.                              Shareholder Information

8.                              The Trust; Trust Management Organizations

9.                              Not Applicable

                        LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS dated June 1, 1999


Colonial Global Equity Fund, Variable Series




Trust shares available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                      * * * *
This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.
                                      * * * *
Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

----------------------------- ------------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- ------------------------------

TABLE OF CONTENTS

THE TRUST

THE FUND
Investment Goals
Primary Investment Strategies
Primary Investment Risks

TRUST MANAGEMENT ORGANIZATIONS
Trustees
Investment Advisor
Investment Sub-Advisors and Portfolio Managers

OTHER INVESTMENT STRATEGIES AND RISKS
Temporary Defensive Measures
Hedging Strategies
Year 2000 Compliance

SHAREHOLDER INFORMATION

                                    THE TRUST

Liberty  Variable  Investment  Trust  ("Trust")  includes  thirteen  separate mutual funds, each with its own investment goal and strategies. This Prospectus contains information about one Fund in the Trust, Colonial Global Equity Fund, Variable Series (the "Fund"). Liberty Advisory Services Corp. ("LASC") is the investment advisor to the Fund. LASC has appointed Colonial Management Associates, Inc. ("Colonial"), an affiliate of LASC, as Sub-Advisor to the Fund.

Other Funds may be added or deleted from time to time.

The Fund is an investment option under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the Fund's investment advisor. Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUND


INVESTMENT GOALS - COLONIAL GLOBAL EQUITY FUND, VARIABLE SERIES
--------------------------------------------------------------------------------
The Fund seeks long-term growth by investing primarily in global equity securities.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in both U.S. and foreign equity securities. The Fund may invest in companies of any size, including small capitalization stocks. The Fund may also invest in high quality foreign government debt securities. The Fund generally diversifies its holdings across several different countries and regions.

The Fund may invest up to 10% of its assets in shares of other investment companies. Investing in investment companies may involve payment of duplicate fees because the Fund, as a shareholder, will indirectly pay a portion of the other investment company's expenses.



PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Interest rate risk is the risk of a decline in the price of a bond when interest rates increase. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES
-------------------------------------------------------------------------------

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

THE ADVISOR: LIBERTY ADVISORY SERVICES CORP. (LASC)
-------------------------------------------------------------------------------
LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Trust. LASC is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility to administer the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to colonial in accordance with this authority.

For its services as investment advisor, the Trust pays LASC a management fee at the annual rate of % of the average daily net assets of the Fund.

THE SUB-ADVISOR: COLONIAL MANAGEMENT ASSOCIATES, INC. (COLONIAL)
-------------------------------------------------------------------------------

Colonial, an investment advisor since 1931, is the Sub-Advisor of the Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. Colonial is a wholly-owned subsidiary of LFC. Colonial manages the assets of the Fund under the supervision of LASC and the Board of Trustees. Colonial determines which securities and other instruments are purchased and sold for the Fund.

LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the annual rate of % of the average daily net assets of the Fund.

Gita Rao, a Vice President of Colonial, co-manages the Fund. Ms. Rao has managed various other Colonial funds since 1995. Prior to joining Colonial, she was a global equity analyst at Fidelity Management & Research Company from 1994 to 1995 and a Vice President in the domestic equity research group at Kidder, Peabody and Company from 1991 to 1994.

Nicholas Ghajar, an Assistant Vice President of Colonial, co-manages the Fund. Mr. Ghajar has either been an associate portfolio manager or an equity analyst of various other equity funds at Colonial since 1991.

Colonial also provides transfer agency and pricing and record keeping services for the Fund under separate agreements.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory business of its affiliate, Stein Roe $ Farnham Incorporated (Stein Roe) are by a combined management team of employees from both companies. Stein Roe also shares personnel, facilities and systems with Colonial that may be used in providing administrative services to the Fund. Both Colonial and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.

Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------
The Trust has adopted a plan of distribution for on behalf of the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Trust pays to Liberty Funds Distributor, Inc. a distribution fee of [0.25%] of the average daily net assets attributable to the Fund's shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to a distribution fee.

                      OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's primary investments and its risks are described above in its description This section describe other investments the Fund may make and the risks associated with them. In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's SAI, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.

TEMPORARY DEFENSIVE MEASURES
-------------------------------------------------------------------------------
Colonial may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

HEDGING STRATEGIES
-------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including the use of futures and options, to gain or reduce exposure to particular securities or markets. These strategies, which are commonly referred to as derivatives, involve the use of financial instruments whose values derive from the future, not current, performance of an underlying security, an index or a currency. The Fund may use these strategies for hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position) or to adjust the Fund's maturity. Hedging strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the security, or limit a potential gain. Also, with some hedging strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


YEAR 2000 COMPLIANCE
-------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by LASC, Colonial and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." LASCColonial, the Fund's distributor and transfer agent (Liberty Companies) are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

                             SHAREHOLDER INFORMATION



Purchase and Redemptions The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value ("NAV") next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.



How the Fund's Share Price is Determined Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. New York time.

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.

Dividends and Distributions The Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of record date for the distributions.

-------------------------------------------------------------------------------
FOR MORE INFORMATION
-------------------------------------------------------------------------------
You may wish to read the SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing:

Keport Financial Services Corp.
125 High Street
Boston, MA 02111

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009


Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

Investment Company Act file number:
811-07556

                        LIBERTY VARIABLE INVESTMENT TRUST

                  Cross Reference Sheet Pursuant to Rule 481(a)
           (Crabbe Huson Real Estate Investment Fund, Variable Series)

Item Number of Form N-1A        Prospectus Location or Caption

PART A

1.                              Front Cover Page; Back Cover Page

2.                              The Fund; Other Investment Strategies and Risks

3.                              Not Applicable

4.                              The Fund

5.                              Not Applicable

6.                              Trust Management Organizations

7.                              Shareholder Information

8.                              The Trust; Trust Management Organizations

9.                              Not Applicable

                        LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS dated June 1, 1999


Crabbe Huson Real Estate Investment Fund, Variable Series




Trust shares available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *
This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.
                                     * * * *
Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

----------------------------- ------------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- ------------------------------

TABLE OF CONTENTS

THE TRUST

THE FUND
Investment Goals
Primary Investment Strategies
Primary Investment Risks

TRUST MANAGEMENT ORGANIZATIONS
Trustees
Investment Advisor
Investment Sub-Advisor and Portfolio Managers

OTHER INVESTMENT STRATEGIES AND RISKS
Temporary Defensive Measures
Year 2000 Compliance

SHAREHOLDER INFORMATION

                                    THE TRUST

Liberty Variable Investment Trust ("Trust") includes thirteen separate mutual funds, each with its own investment goal and strategies. This Prospectus contains information about one Fund in the Trust, Crabbe Huson Real Estate Investment Fund, Variable Series (the "Fund"). Liberty Advisory Services Corp. ("LASC") is the investment advisor to the Fund. LASC has appointed Crabbe Huson Group, Inc. ("Crabbe Huson"), an affiliate of LASC, as Sub-Advisor to the Fund.

Other Funds may be added or deleted from time to time.

The Fund is an investment option under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the Fund's investment advisor. Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUND


INVESTMENT GOALS - CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES
-------------------------------------------------------------------------------
The Fund seeks to provide growth of capital and current income.


PRIMARY INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
UNDERSTANDING CONTRARIAN INVESTING


The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the adivsor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry companies. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting securities for its portfolio.

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the Crabbe Huson's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. The Fund's REIT investments will consist primarily of equity REITs which invest the majority of their assets directly in real estate and derive income primarily from rents.

Other real estate industry companies in which the Fund may invest are companies that derive at least 50% of their revenues or profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.



PRIMARY INVESTMENT RISKS
-------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or could prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. A REIT must distribute 95% of its taxable income to qualify for beneficial federal tax treatment. If a REIT is unable to qualify, then it would be taxed as a corporation and distributions to shareholders would be reduced. In addition, although the Fund does not invest directly in real estate, an investment in the Fund is subject to certain of the risks assosciated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, and changes in interest rates.

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES
-------------------------------------------------------------------------------

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

THE ADVISOR: LIBERTY ADVISORY SERVICES CORP. (LASC)
-------------------------------------------------------------------------------

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Trust. LASC is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility to administer the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to colonial in accordance with this authority.

For its services as investment advisor, the Trust pays LASC a management fee at
the annual rate of      % of the average daily net assets of the Fund.

THE SUB-ADVISOR: CRABBE HUSON GROUP, INC. (CRABBE HUSON)
-------------------------------------------------------------------------------

Crabbe Huson, located at 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204, is the Sub-Advisor of the FundCrabbe Huson has been an investment advisor since 1980. Crabbe Huson manages the assets of the Fund under the supervision of LASC and the Board of Trustees. Crabbe Huson determines which securities and other instruments are purchased and sold for the Fund.

LASC, out of the management fees it receives from the Trust, pays Crabbe Huson sub-advisory fees at the annual rate of % of the average daily net assets of the Fund.

John E. Maack has been employed by Crabbe Huson as a portfolio manager and securities analyst since 1988. He has co-managed the Fund since its inception.

Michael B. Stokes joined Crabbe Huson in August, 1996. Prior to joining Crabbe Huson, Mr. Stokes was a financial analyst for Salomon Brothers from July, 1994 to June, 1996. He has co-managed the Fund since its inception.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------
The Trust has adopted a plan of distribution for on behalf of the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Trust pays to Liberty Funds Distributor, Inc. a distribution fee of [0.25%] of the average daily net assets attributable to the Fund's shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to a distribution fee.

                      OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's primary investments and its risks are described above in its description This section describe other investments the Fund may make and the risks associated with them. In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's SAI, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.

TEMPORARY DEFENSIVE MEASURES
-------------------------------------------------------------------------------
Crabbe Huson may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

HEDGING STRATEGIES
-------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including the use of futures and options, to gain or reduce exposure to particular securities or markets. These strategies, which are commonly referred to as derivatives, involve the use of financial instruments whose values derive from the future, not current, performance of an underlying security, an index or a currency. The Fund may use these strategies for hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position) or to adjust the Fund's maturity. Hedging strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the security, or limit a potential gain. Also, with some hedging strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


YEAR 2000 COMPLIANCE
-------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, administrator, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

 .

                             SHAREHOLDER INFORMATION



Purchase and Redemptions The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value ("NAV") next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.



How the Fund's Share Price is Determined Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. New York time.

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.

Dividends and Distributions The Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of record date for the distributions.

-------------------------------------------------------------------------------
FOR MORE INFORMATION
-------------------------------------------------------------------------------
You may wish to read the SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing:

Keport Financial Services Corp.
125 High Street
Boston, MA 02111

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009


Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

Investment Company Act file number:
Liberty Variable Investment Trust   811-07556

                        LIBERTY VARIABLE INVESTMENT TRUST

                  Cross Reference Sheet Pursuant to Rule 481(a)
            (Progress High Alpha Concentration Fund, Variable Series)

Item Number of Form N-1A        Prospectus Location or Caption

PART A

1.                              Front Cover Page; Back Cover Page

2.                              The Fund; Other Investment Strategies and Risks

3.                              Not Applicable

4.                              The Fund

5.                              Not Applicable

6.                              Trust Management Organizations

7.                              Shareholder Information

8.                              The Trust; Trust Management Organizations

9.                              Not Applicable

                        LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS DATED JUNE 1, 1999


Progress High Alpha Concentration Fund, Variable Series




Trust shares available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

------------------------------------------------------------
      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE
------------------------------------------------------------

TABLE OF CONTENTS

THE TRUST

THE FUND

Investment Goals
Primary Investment Strategies
Primary Investment Risks

TRUST MANAGEMENT ORGANIZATIONS

Trustees
Investment Advisor
Investment Sub-Advisors and Portfolio Managers

OTHER INVESTMENT STRATEGIES AND RISKS

Temporary Defensive Measures
Year 2000 Compliance

SHAREHOLDER INFORMATION

                                    THE TRUST

Liberty Variable Investment Trust ("Trust") includes thirteen separate mutual funds, each with its own investment goal and strategies. This Prospectus contains information about one Fund in the Trust, Progress High Alpha Concentration Fund, Variable Series (the "Fund"). Liberty Advisory Services Corp. ("LASC") is the investment advisor to the Fund. LASC has appointed Progress Investment Management Company ("Progress"), an affiliate of LASC, as sub-advisor to the Fund.

Other Funds may be added or deleted from time to time.

The Fund is an investment option under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the Fund's investment advisor. Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUND


INVESTMENT GOALS - PROGRESS HIGH ALPHA CONCENTRATION FUND, VARIABLE SERIES
--------------------------------------------------------------------------------
The Fund seeks to provide long-term capital appreciation. The Fund will normally concentrate its investments in a select group of 30 to 50 common stocks.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in equity securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks. To a limited extent, the Fund may invest in debt securities if this strategy will assist the Fund in seeking total return.

The Fund's sub-advisor, Progress, pursues "high alpha" by maintaining a portfolio of relatively few securities. "High alpha" is a mathematical estimate of how much the portfolio is expected to return against a market benchmark, based on its relationship to beta (volatility).

Progress utilizes a multi-manager concept. Progress allocates the Fund's portfolio assets among a number of independent investment advisory organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus each of which employs a different investment style. Progress will initially allocate the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them. Over time, the allocation of portfolio assets among Portfolio Managers will change, depending upon the relative valuation of the portfolio. Progress will make allocation decisions based upon their analysis of each Portfolio Manager's investment style and performance. Each Portfolio Manager will select and manage between six to ten securities for the Fund's portfolio.

In Progress' opinion, the multi-manager concept provides advantages over the use of a single manager because of the following primary factors:

- Portfolio holdings represent the best ideas of each of the five Portfolio Managers, rather than the ideas of any one manager;

-     Risk control through diversification among Portfolio Managers;

- Relationships with investment managers that may not meet traditional investment search criteria, but have exceptional potential for excess return; and

- Each Portfolio Manager has an individual investment style that complements that of other Portfolio Managers.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or could prevent the Fund from achieving its goals. As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its assets in the securities of fewer companies. Therefore, the Fund may have an increased risk of loss in a single security compared to a similar diversified mutual fund.

The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements. However, Progress may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment objective.

Because the Fund will generally invest in stocks, the Fund will experience market risk. Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES
--------------------------------------------------------------------------------

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

THE ADVISOR: LIBERTY ADVISORY SERVICES CORP. (LASC)
--------------------------------------------------------------------------------

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Trust. LASC is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility to administer the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to colonial in accordance with this authority.

For its services as investment advisor, the Trust pays LASC a management fee at the annual rate of ____% of the average daily net assets of the Fund.

THE SUB-ADVISOR: PROGRESS INVESTMENT MANAGEMENT COMPANY
--------------------------------------------------------------------------------

Progress, located at 71 Stevenson Street, Suite 1620, San Francisco, CA 94105, is the sub-advisor of the Fund.

LASC, out of the management fees it receives from the Trust, pays Progress a sub-advisory fee at the annual rate of [0.00%] of the average daily net assets of the Fund.

Progress is a manager of other investment managers which Progress recommends to the Board of Trustees for appointment pursuant to a portfolio management agreement [among the Trust, Progress and the Portfolio Manager.] That management agreement permits each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.

The Fund's current Portfolio Managers are:

- Simms Capital Management Inc., an investment advisor since 1984, is located at 55 Railroad Avenue, Greenwich, CT 06830.

- McKinley Capital Management, Inc., an investment advisor since 1990, is located at 3301 C Street, Anchorage, AK 99503.

- RASARA Strategies, Inc., an investment advisor since 1992, is located at 12 Mount Airy Road, Croton-Hudson, NY 10520.

- Wilson/Bennett Capital Management, Inc., an investment advisor since 1987, is located at 8260 Greensboro Drive, Suite 250, McLean, VA 22120.

- Penn Capital Management, Inc., an investment advisor since 1988, is located at 52 Haddonfield-Berlin Road, Suite 1000, Cherry Hill, NJ 08034.


Progress continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

- Changes in a Portfolio Manager's investment style or a departure by an individual manager from the firm;

- A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style, or

-     Adverse changes in its ownership or personnel.

Progress also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes.


Out of the management fees it receives from LASC, Progress pays each Portfolio Manager a fee at the annual rate of [0.00%] of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager.

No one individual at Progress is responsible for Progress' investment management of the Fund. The following individuals, who work for the indicated Portfolio Managers, manage a portion of the Fund's assets:

- Robert A. Simms, Sr., President of Simms Capital Management Inc. The Portfolio Manager manages the large cap growth portion of the Fund's portfolio.

- Robert B. Gillam, President of McKinley Capital Management, Inc. The Portfolio Manager manages the aggressive growth portion of the Fund's portfolio.

- Raymond C. Stewart, President of RASARA Strategies, Inc. The Portfolio Manager manages the financial services sector portion of the Fund's portfolio.

- John W. Fisher, Jr., President of Wilson/Bennett Capital Management, Inc. The Portfolio Manager manages the large cap value portion of the Fund's portfolio.

- Richard A. Hocker, Senior Vice President and Chief Investment Officer of Penn Capital Management, Inc. The Portfolio Manager manages the small cap value and high yield bond portion of the Fund's portfolio.

The Trust and Progress have applied for an exemptive order from the Securities and Exchange Commission that permits the Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager will be sent to holders of VA contracts and VLI policies within 90 days following the effective date of the change.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------
The Trust has adopted a plan of distribution for on behalf of the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Trust pays to Liberty Funds Distributor, Inc. a distribution fee of [0.25%] of the average daily net assets attributable to the Fund's shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to a distribution fee.

                      OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's primary investments and its risks are described above in its description This section describe other investments the Fund may make and the risks associated with them. In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's SAI, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.

TEMPORARY DEFENSIVE MEASURES
--------------------------------------------------------------------------------
Crabbe Huson may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

HEDGING STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including the use of futures and options, to gain or reduce exposure to particular securities or markets. These strategies, which are commonly referred to as derivatives, involve the use of financial instruments whose values derive from the future, not current, performance of an underlying security, an index or a currency. The Fund may use these strategies for hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position) or to adjust the Fund's maturity. Hedging strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the security, or limit a potential gain. Also, with some hedging strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, administrator, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

                             SHAREHOLDER INFORMATION


PURCHASE AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value ("NAV") next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUND'S SHARE PRICE IS DETERMINED Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. New York time.

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS The Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of record date for the distributions.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You may wish to read the SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing:

Keport Financial Services Corp.
125 High Street
Boston, MA 02111

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009


Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust 811-07556

                  Cross Reference Sheet Pursuant to Rule 481(a)
             (Colonial International Horizons Fund, Variable Series)
                 (Colonial Global Equity Fund, Variable Series)
           (Crabbe Huson Real Estate Investment Fund, Variable Series)
              (Progress High Alpha Concentration, Variable Series)


                                    Location or Caption in Statement of
                                    Additional Information
Item Number of Form N-1A

PART B

10.                                 Cover Page; Table of Contents

11.                                 Organization and History

12. Investment Restrictions; Other Considerations; Description of Certain Investments

13.                                 Investment Management and Other Services;
                                    More Facts About Trust

14.                                 More Facts About Trust

15.                                 Investment Management and Other Services

16.                                 Other Considerations

17.                                 More Facts About Trust

18.                                 Other Considerations

19.                                 More Facts About Trust

20.                                 Other Considerations

21.                                 Investment Performance

22.                                 Independent Accountants

                        LIBERTY VARIABLE INVESTMENT TRUST

                              One Financial Center
                           Boston, Massachusetts 02111

              COLONIAL INTERNATIONAL HORIZONS FUND, VARIABLE SERIES
                  COLONIAL GLOBAL EQUITY FUND, VARIABLE SERIES
            CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES
               PROGRESS HIGH ALPHA CONCENTRATION, VARIABLE SERIES


                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 1, 1999

         The Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the Trust's Prospectus, dated June 1, 1999 and any supplement thereto, which may be obtained at no charge by calling Keyport Financial Services Corp. at (800) 437-4466, or by contacting the applicable Participating Insurance Company, or the broker-dealers offering certain variable annuity contracts or variable life insurance policies issued by the Participating Insurance Company.

         The date of this SAI is June 1, 1999.

                                TABLE OF CONTENTS

ITEM                                                                        PAGE

ORGANIZATION AND HISTORY..................................................

INVESTMENT MANAGEMENT AND OTHER SERVICES..................................
         General..........................................................
         Trust Charges and Expenses.......................................

INVESTMENT RESTRICTIONS...................................................
         Colonial International Horizons Fund.............................
         Colonial Global Equity Fund......................................
         Crabbe Huson Real Estate Investment Fund.........................
         Progress High Alpha Concentration Fund...........................

MORE FACTS ABOUT TRUST....................................................
         Mixed and Shared Funding.........................................
         Organization.....................................................
         Trustees and Officers............................................
         Principal Holders of Securities..................................
         Custodians.......................................................

OTHER CONSIDERATIONS......................................................
         Portfolio Turnover...............................................
         Suspension of Redemptions........................................
         Valuation of Securities..........................................
         Portfolio Transactions...........................................

DESCRIPTION OF CERTAIN INVESTMENTS........................................
         Money Market Instruments.........................................
         Investments in Less Developed Countries..........................
         Foreign Currency Transactions....................................
         Options on Securities............................................
         Futures Contracts and Related Options............................
         Passive Foreign Investment Companies.............................
         Securities Loans.................................................

INVESTMENT PERFORMANCE....................................................

INDEPENDENT ACCOUNTANTS

                            ORGANIZATION AND HISTORY

         Liberty Variable Investment Trust (the "Trust"), a Massachusetts business trust, is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust currently offers thirteen Funds: Colonial Growth and Income Fund, Variable Series ("Growth and Income Fund"); Stein Roe Global Utilities Fund, Variable Series ("Global Utilities Fund"); Colonial International Fund for Growth, Variable Series ("International Fund For Growth"); Colonial U.S. Stock Fund, Variable Series ("U.S. Stock Fund"); Colonial Strategic Income Fund, Variable Series ("Strategic Income Fund"); Newport Tiger Fund, Variable Series ("Tiger Fund"); Liberty All-Star Equity Fund, Variable Series ("All-Star Equity Fund"); Colonial Small Cap Value Fund, Variable Series ("Small Cap Value Fund"), Colonial High Yield Securities Fund, Variable Series ("High Yield Securities Fund") Colonial International Horizons Fund, Variable Series ("International Horizons Fund"), Colonial Global Equity Fund, Variable Series ("Global Equity Fund"), Crabbe Huson Real Estate Investment Fund, Variable Series ("Real Estate Investment Fund") and Progress High Alpha Concentration Fund, Variable Series ("High Alpha Concentration Fund"). The Trust may add or delete Funds from time to time. The Trust commenced operations on July 1, 1993.

Trustees of the Trust ("Board of Trustees") monitor events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies or between the interests of owners of VA contracts and VLI policies. The Trust currently does not foresee any disadvantages to the owners of VA contracts and VLI policies arising from the fact that certain interest of owners may differ. Additional information regarding such differing interest and related risks are described below under "MORE FACTS ABOUT THE TRUST -- MIXED AND SHARED FUNDING."

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

GENERAL

Liberty Advisory Services Corp. ("LASC") serves as Manager pursuant to investment advisory agreements between the Trust on behalf of the Funds and LASC (the "Management Agreements"). LASC is a direct wholly owned subsidiary of Keyport Life Insurance Company ("Keyport"), which is an indirect wholly owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). As of December 31, 1998, approximately 71.95% of the combined voting power of LFC's outstanding voting stock was owned, indirectly, by Liberty Mutual Insurance Company ("Liberty Mutual").

         LASC and the Trust, on behalf of each of International Horizons Fund and Global Equity Fund, have entered into separate Sub-Advisory Agreements ("Colonial Sub-Advisory Agreements") with Colonial Management Associates, Inc. ("Colonial"). Colonial is an indirect wholly owned subsidiary of LFC.

         LASC and the Trust, on behalf of the Real Estate Investment Fund, have entered into a separate Sub-Advisory Agreement (the "Crabbe Huson Sub-Advisory Agreement" collectively, with the Colonial Sub-Advisory Agreements and the Crabbe Huson Sub-Advisory Agreement, the

"Sub-Advisory Agreements") with Crabbe Huson Group, Inc. ("Crabbe Huson"). Crabbe Huson is a wholly owned subsidiary of LFC.

         LASC and the Trust, on behalf of the, have entered into a separate Sub-Advisory Agreement (the "Progress Sub-Advisory Agreement;") with Progress Investment Management Company ("Progress") Progress is a wholly owned subsidiary of LFC.

         Progress Investment Management Company. ("Progress") sub-advises High Alpha Concentration Fund pursuant to the Management Agreement for such Fund (to which Progress is a party). High Alpha Concentration Fund's investment program is based upon Progress' multi-manager concept. Progress allocates the Fund's portfolio assets among a number of independent investment management organizations ("Portfolio Managers") -- currently five in number -- each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Portfolio Managers so as to optimize the portfolio throughout all market cycles. Each Portfolio Manager provides these services under a Portfolio Management Agreement (the "Portfolio Management Agreements") among the Trust, on behalf of High Alpha Concentration Fund, Progress and such Portfolio Manager.

         High Alpha Concentration Fund's current Portfolio Managers are:

-     Simms Capital Management Inc.

-     McKinley Capital Management, Inc.

-     RASARA Strategies, Inc.

-     Wilson/Bennett Capital Management, Inc.

-     Penn Capital Management, Inc.

         Liberty Advisory Services Corp. Keyport owns all of the outstanding common stock of LASC. LASC's address is 125 High Street, Boston, Massachusetts 02110. The directors and principal executive officer of LASC are: Paul H. LeFevre, Jr. (principal executive officer), and Mark R. Tully. Mr. LeFevre also is a director of Keyport Financial Services Corp. ("KFSC"), the principal underwriter for shares of the Funds sold to Participating Insurance Companies (as such term is defined in the Prospectus) that are affiliated with Keyport.

         Colonial Management Associates, Inc. COGRA, LLC (COGRA), One Financial Center, Boston, Massachusetts 02111, owns all of the outstanding common stock of Colonial. COGRA is an indirect wholly-owned subsidiary of LFC. The directors and principal executive officer of Colonial are Nancy L. Conlin, Stephen E. Gibson (principal executive officer) and Davey S. Scoon.

         Crabbe Huson Group, Inc. Crabbe Huson, at 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204, is a wholly owned subsidiary of LFC. The directors and principal executive officer of Crabbe Huson are Kenneth R. Leibler, James E. Crabbe (principal executive officer), Lindsay Cook.

         Progress Investment Management Company. Progress, located at 71 Stevenson Street, Suite 1620, San Francisco, CA 94105, is a wholly owned subsidiary of LFC. The directors and principal executive officers of Progress are Marx L. Casenave, II (principal executive officer), Kenneth R. Leibler, Lindsay Cook, A. Ronald Berryman, Clayton C. Jue, Thurman V. White, Jr. and Rick A. Yamamoto.

         As of the date of this Statement of Additional Information, the following entities serve as Progress' Portfolio Managers for High Alpha Concentration Fund:

         -        Simms Capital Management, Inc. Simms Capital Management Inc.
                  ("Simms"), 55 Railroad Avenue, Greenwich, CT 06830, is a corporation of which Robert A. Simms, Sr. is President, Director and Treasurer.

         - McKinley Capital Management, Inc. McKinley Capital Management, Inc. ("McKinley"), 3301 C Street, Ankorage, AK 99503, is [describe ownership]. McKinley's principal executive officer is Robert Gillam, and its directors are [ ] and [ ].

         - RASARA Strategies, Inc. RASARA Strategies, Inc. ("RASARA"), 12 Mount Airy Road, Croton-Hudson, NY 10520, is a corporation of which Raymond C. Stewart is President.

         - Wilson/Bennett Capital Management, Inc. Wilson/Bennett Capital Management, Inc., 8260 Greensboro Drive, Suite 250, McLean, VA 22120, is a [partnership].John W. Fisher (chief executive officer) and James B. Moloney are the founding partners.

         -        Penn Capital Management, Inc. Penn Capital Management, Inc.
                  ("Penn Capital"), 52 Haddonfield-Berlin Road, Suite 1000, Cherry Hill, NJ 08034, is a corporation of which Marcia A. Hocker is President and Chief Operating Officer and Richard A. Hocker is Chief Investment Officer. Kathleen A. News is the Managing Director.

         The Management Agreements, the Sub-Advisory Agreements and the Portfolio Management Agreements provide that none of LASC, Colonial, Crabbe Huson, Progress or Progress' Portfolio Managers (collectively, the "Advisors"), nor any of their respective directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of any Fund for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by LASC or such Advisor of its respective duties under such agreements, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of LASC or such Advisor, in the performance of its respective duties or from reckless disregard by such Advisor of its respective obligations and duties thereunder.

TRUST CHARGES AND EXPENSES

         International Horizons Fund, Global Equity Fund, Real Estate Investment Fund and High Alpha Concentration Fund each commenced operations on June 1, 1999.

         MANAGEMENT FEES. Each Fund listed below pays LASC a management fee as follows pursuant to the Management Agreements described in the Prospectus:

                 FUND                          FEE

International Horizons Fund
Global Equity Fund
Real Estate Investment Fund
High Alpha Concentration Fund

----------

CERTAIN ADMINISTRATIVE EXPENSES. Each Fund listed below pays Colonial or an affiliate thereof as follows for pricing and bookkeeping services.


                 FUND                          FEE

International Horizons Fund
Global Equity Fund
Real Estate Investment Fund
High Alpha Concentration Fund

PRINCIPAL UNDERWRITER
Liberty Funds Distributor, Inc.(LFD) , One Financial Center, Boston, MA 02111, serves as the principal underwriter for the Funds.

The Trustees have approved a plan of distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act Under the Plan, the Funds pay LFD a monthly distribution fee at the annual rate of up to[ 0.25%] of each Fund's average daily net assets. [LFD has voluntarily agreed to waive a portion of the distribution fee so that it does not exceed 0. % annually.] LFD may terminate this waiver at any time without shareholder approval. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.

The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund's shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.


         EXPENSE LIMITATIONS. LASC has agreed to reimburse all expenses, including management fees, but excluding interest, taxes, brokerage, and other expenses which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses, incurred by each of the Funds as follows: International Horizons Fund - in excess of [ ]% of average daily net asset value per annum; Global Equity Fund - in excess of [ ]% of average daily net asset value per annum; Real Estate Investment Fund - in excess of [ ]% of average daily net asset value per annum; and High Alpha Concentration Fund - in excess of [ ]% of average daily net asset value per annum, in each case for the period from June 1, 1999 until [date].

                             INVESTMENT RESTRICTIONS

         In addition to the restrictions set forth in the Prospectus with respect to each Fund which are described as fundamental investment policies, the investment restrictions specified below with respect to each Fund as "FUNDAMENTAL INVESTMENT POLICIES" have been adopted as fundamental investment policies of each Fund. Such fundamental investment policies may be changed only with the consent of a "majority of the outstanding voting securities" of the particular Fund. As used in the Prospectus and in this SAI, the term "majority of the outstanding voting securities" means the lesser of (i) 67% of the voting securities of a Fund present at a meeting where the holders of more than 50% of the outstanding voting securities of a Fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of a Fund. Shares of each Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental objectives, policies, or restrictions of that Fund.

         Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For purposes of the diversification requirement of the Investment Company Act of 1940, as amended (the "1940 Act"), the issuer with respect to a security is the entity whose revenues support the security.

EACH FUND (OTHER THAN INTERNATIONAL HORIZONS FUND)

     FUNDAMENTAL INVESTMENT POLICIES. The Funds may:

     1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

     2. Underwrite securities issued by others only when disposing of portfolio securities;

     3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

     4. (With the exception of Real Estate Investment Fund) Not concentrate more than 25% of its total assets in any one industry;

     5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer; and

     6. Own real estate if it is acquired as the result of owning securities and not more than 5% of total assets; provided that the Real Estate Investment Fund may invest in securities that are secured by real estate or interest therein and may purchase and sell mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     OTHER INVESTMENT POLICIES. As non-fundamental investment policies of the Funds, which may be changed without a shareholder vote, the Funds may not:

     1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

     2. Purchase and sell futures contracts and related options if the total initial margin and premiums required to establish non-hedging positions exceed 5% of its total assets;

     3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

     4.   Invest more than 15% of its assets in illiquid assets.

INTERNATIONAL HORIZONS FUND

     FUNDAMENTAL INVESTMENT POLICIES. International Horizons Fund may:

     1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

     2. Underwrite securities issued by others only when disposing of portfolio securities;

     3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

     4.   Not concentrate more than 25% of its total assets in any one industry;

     5. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

     6. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets; and

     OTHER INVESTMENT POLICIES. As non-fundamental investment policies of International Horizons Fund which may be changed without a shareholder vote, the Fund may not:

     1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

     2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

     3.   Invest more than 15% of its net assets in illiquid assets.

                           MORE FACTS ABOUT THE TRUST

MIXED AND SHARED FUNDING

     As described in the Prospectus, the Trust serves as the funding medium for VA contracts and VLI policies of Participating Insurance Companies (as such term is defined therein), including those of Keyport, Independence Life & Annuity Company ("Independence") and Keyport Benefit Life Insurance Company ("Keyport Benefit"), each of which is a wholly owned subsidiary of Keyport, and Liberty Life Assurance Company of Boston ("Liberty Life"), a 90%-owned subsidiary of Liberty Mutual. This is referred to as "mixed and shared funding." The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Board of Trustees monitors for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts of Participating Insurance Companies might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

ORGANIZATION

     The Trust is required to hold a shareholders' meeting to elect Trustees to fill vacancies in the event that less than a majority of Trustees were elected by shareholders. Trustees may also be removed by the vote of two-thirds of the outstanding shares at a meeting called at the request of shareholders whose interests represent 10% or more of the outstanding shares.

     The shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

     The Funds are not required by law to hold regular annual meetings of their shareholders and do not intend to do so. However, special meetings may be called for purposes such as electing or removing Trustees or changing fundamental policies.

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust's shareholders are the separate accounts of Participating Insurance Companies, and, in certain cases, the general account of Keyport. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the applicable Fund thereof) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board of Trustees. The Declaration of Trust provides for indemnification out of the Trust's assets (or the applicable Fund) for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one Fund of sustaining a loss on account of liabilities incurred by another Fund is also believed to be remote.

TRUSTEES AND OFFICERS

     The Trustees and officers of the Trust, together with information as to their principal addresses, age and business occupations during the last five years, are shown below. An asterisk next to a name indicates that a Trustee is considered an "interested person" of the Trust (as defined in the 1940 Act).

======================================== ======================= =============================================
                                         Positions(s) held       Principal occupations
Name, Age and Address                    with the Trust          during past five years
======================================== ======================= =============================================
Robert J. Birnbaum(71)                   Trustee                 Retired (formerly Special Counsel, Dechert
313 Bedford Road                                                 Price & Rhoads (law) from September, 1988
Ridgewood, NJ  07450                                             to December, 1993). Director or Trustee:
                                                                 Colonial Funds, Liberty All-Star Equity
                                                                 Fund, Liberty All-Star Growth Fund, Inc., The
                                                                 Emerging Germany Fund.
---------------------------------------- ----------------------- =============================================
Tom Bleasdale(68)                        Trustee                 Retired (formerly Chairman of the Board and
Carriage Way                                                     Chief Executive Officer, Shore Bank & Trust
Danvers, MA 01923                                                Company (banking) from 1992 to 1993).
                                                                 Director or Trustee: Colonial Funds, Empire
                                                                 Company Limited.
---------------------------------------- ----------------------- =============================================
John V. Carberry*(51)                    Trustee                 Senior Vice President of Liberty Financial
56 Woodcliff Road                                                Companies, Inc. 1998-present (prior thereto
Wellesley Hills, MA  02481                                       Managing Director, Salomon Brothers Inc.).
                                                                 Nominee for election as a Trustee of the
                                                                 Colonial Funds.
---------------------------------------- ----------------------- =============================================

======================================== ======================= =============================================
                                         Positions(s) held       Principal occupations
Name, Age and Address                    with the Trust          during past five years
======================================== ======================= =============================================
Lora S. Collins(63)                      Trustee                 Attorney (formerly Attorney, Kramer, Levin,
1175 Hill Road                                                   Naftalis & Frankel (law) prior to November,
Southold, NY  11971                                              1996). Trustee: Colonial Funds.
---------------------------------------- ----------------------- ---------------------------------------------

======================================== ======================= =============================================
                                         Positions(s) held       Principal occupations
Name, Age and Address                    with the Trust          during past five years
======================================== ======================= =============================================
James E. Grinnell(69)                    Trustee                 Private Investor. Director or Trustee:
22 Harbor Avenue                                                 Colonial Funds, Liberty All-Star Equity
Marblehead, MA  01945                                            Fund, Liberty All-Star Growth Fund, Inc.
---------------------------------------- ----------------------- ---------------------------------------------
Richard W. Lowry(62)                     Trustee                 Private Investor. Director or Trustee:
10701 Charleston Drive                                           Colonial Funds, Liberty All-Star Equity
Vero Beach, FL  32963                                            Fund, Liberty All-Star Growth Fund, Inc.
---------------------------------------- ----------------------- ---------------------------------------------
Salvatore Macera(67)                     Trustee                 Private Investor (formerly Executive Vice
26 Little Neck Lane                                              President of Itek Corp. and President of
New Seabury, MA  02649                                           Itek Optical & Electronic Industries,
                                                                 Inc.). Trustee of LVIT and SRVIT.
---------------------------------------- ----------------------- ---------------------------------------------
William E. Mayer(58)                     Trustee                 Partner, Development Capital, LLC
500 Park Avenue, 5th Floor                                       (investments); formerly Dean of the College
New York, NY  10022                                              of Business and Management, University of
                                                                 Maryland (higher education) from October,
                                                                 1992 to November, 1996. Director or
                                                                 Trustee: Colonial Funds, Liberty All-Star
                                                                 Equity Fund, Hambrecht & Quist
                                                                 Incorporated, Chart House Enterprises,
                                                                 Johns Manville.
---------------------------------------- ----------------------- ---------------------------------------------
James L. Moody, Jr.(67)                  Trustee                 Retired (formerly Chairman of the Board
16 Running Tide Road                                             from May, 1994 to May, 1997, Chief
Cape Elizabeth, ME  04107                                        Executive Officer and Director from May,
                                                                 1973 to May, 1992, Hannaford Bros. Co.
                                                                 (food distributor)). Director or Trustee:
                                                                 Colonial Funds, Penobscot Shoe Co.,
                                                                 Staples, Inc., UNUM Corporation, IDEXX
                                                                 Laboratories, Inc., Empire Company Limited.
---------------------------------------- ----------------------- ---------------------------------------------
John J. Neuhauser(55)                    Trustee                 Dean of the School of Management, Boston
140 Commonwealth Avenue                                          College (higher education). Director or
Chestnut Hill, MA  02167                                         Trustee: Colonial Funds, Liberty All-Star
                                                                 Equity Fund, Liberty All-Star Growth Fund,
                                                                 Inc., Hyde Athletic Industries, Inc.
---------------------------------------- ----------------------- ---------------------------------------------

======================================== ======================= =============================================
                                         Positions(s) held       Principal occupations
Name, Age and Address                    with the Trust          during past five years
======================================== ======================= =============================================
Thomas E. Stitzel(58)                    Trustee                 Professor of Finance, College of Business,
2208 Tawny Woods Place                                           Boise State University; Business consultant
Boise, ID  83706                                                 and author. Trustee of LVIT and SRVIT.

---------------------------------------- ----------------------- ---------------------------------------------
Robert L. Sullivan(70)                   Trustee                 Retired Partner, KPMG Peat Marwick LLP
45 Sankaty Avenue                                                (management consulting) (formerly
Siasconset, MA 02564                                             self-employed Management Consultant).
                                                                 Trustee: Colonial Funds.
---------------------------------------- ----------------------- ---------------------------------------------
Anne-Lee Verville(53)                    Trustee                 Consultant (formerly General Manager,
359 Stickney Hill Road                                           Global Education Industry from 1994 to
Hopkinton, NH  03229                                             1997, and President, Applications Solutions
                                                                 Division from 1991 to 1994, IBM
                                                                 Corporation). Nominee for election as a
                                                                 Trustee of the Colonial Funds.
---------------------------------------- ----------------------- ---------------------------------------------

======================================== ======================= =============================================
                                         Positions(s) held       Principal occupations
Name, Age and Address                    with the Trust          during past five years
======================================== ======================= =============================================
Stephen E. Gibson(45)                    President               President of the Colonial Funds since June,
One Financial Center                                             1998, Chairman of the Board since July,
Boston, MA  02111                                                1998, Chief Executive Officer and President
                                                                 since December 1996 and Director, since
                                                                 July, 1996 of Colonial Management
                                                                 Associates, Inc. (formerly Executive Vice
                                                                 President from July, 1996 to December,
                                                                 1996); Director, Chief Executive
                                                                 Officer and President of COGRA since
                                                                 December, 1998 (formerly Director, Chief
                                                                 Executive Officer and President of
                                                                 The Colonial Group, Inc. (TCG) from
                                                                 December, 1996 to December, 1998);
                                                                 Assistant Chairman of Stein Roe &
                                                                 Farnham Incorporated (SR&F) since
                                                                 August, 1998 (formerly Managing
                                                                 Director of Marketing of Putnam
                                                                 Investments, June, 1992 to July, 1996.).
---------------------------------------- ----------------------- ---------------------------------------------
Timothy J. Jacoby(45)                    Treasurer and Chief     Treasurer and Chief Financial Officer of
One Financial Center                     Financial Officer       the Colonial Funds; Senior Vice President
Boston, MA  02111                                                and Chief Financial Officer of Colonial
                                                                 Management Associates, Inc.; formerly
                                                                 Senior Vice President, Fidelity Accounting
                                                                 and Custody Services, Inc. and Assistant
                                                                 Treasurer to the Fidelity Group of Funds.
---------------------------------------- ----------------------- ---------------------------------------------

======================================== ======================= =============================================
                                         Positions(s) held       Principal occupations
Name, Age and Address                    with the Trust          during past five years
======================================== ======================= =============================================
Davey S. Scoon(51)                       Vice President          Vice President of the Colonial Funds since
One Financial Center                                             June, 1993; Executive Vice President since
Boston, MA  02111                                                July, 1993 and Director since March, 1985
                                                                 of Colonial Management Associates, Inc. (formerly
                                                                 Senior Vice President and Treasurer of Colonial
                                                                 Management Associates, Inc. from March, 1985 to
                                                                 July, 1993); Executive Vice President and
                                                                 Chief Operating Officer of COGRA since
                                                                 December, 1998 (formerly Executive Vice
                                                                 President and Chief Operating Officer, TCG
                                                                 from March, 1995 to December, 1998;
                                                                 Vice President -- Finance and Administration
                                                                 from November, 1985 to March, 1995);
                                                                 Executive Vice President of SR&F since
                                                                 August, 1998.
---------------------------------------- ----------------------- ---------------------------------------------
J. Kevin Connaughton(34)                 Controller and Chief    Controller and Chief Accounting Officer of
One Financial Center                     Accounting Officer      the Colonial Funds since February, 1998;
Boston, MA  02111                                                Vice President of Colonial Management
                                                                 Associates, Inc. since February, 1998
                                                                 (formerly Senior Tax Manager, Coopers &
                                                                 Lybrand, LLP from April, 1996 to
                                                                 January, 1998; Vice President, 440 Financial
                                                                 Group/First Data Investor Services Group
                                                                 from March, 1994 to April, 1996; Vice
                                                                 President, The Boston Company (subsidiary of
                                                                 Mellon Bank) from December, 1993 to March,
                                                                 1994; Assistant Vice President and Tax
                                                                 Manager, The Boston Company from March,
                                                                 1992 to December, 1993).
---------------------------------------- ----------------------- ---------------------------------------------

======================================== ======================= =============================================
                                         Positions(s) held       Principal occupations
Name, Age and Address                    with the Trust          during past five years
======================================== ======================= =============================================
Nancy L. Conlin(45)                      Secretary               Director, Senior Vice President and General
One Financial Center                                             Counsel, Colonial Management Associates,
Boston, MA  02111                                                Inc. (April, 1998 to present); Vice
                                                                 President and Counsel (February, 1994
                                                                 to April, 1998).
---------------------------------------- ----------------------- ---------------------------------------------

     As indicated in the above table, certain Trustees and officers of the Trust also hold positions with LFC, Keyport, LASC, KFSC, Colonial, Stein Roe, Newport, Progress and/or certain of their affiliates. Certain of the Trustees and officers of the Trust hold comparable positions with certain other investment companies.

Compensation of Trustees

     The table below sets forth (1) the aggregate compensation paid by the Trust to the Trustees for 1998, and (ii) the amount of compensation paid to the Trustees of the Trust in their capacities as Trustees of the Liberty Funds Complex for service for 1998 (a):

                               COMPENSATION TABLE

                                                                     Total Compensation From Liberty Funds Complex
                                      Aggregate 1998 Compensation        Paid to the Directors/Trustees For The
                                           from the Trust(b)            Calendar Year Ended December 31, 1998(c)
Trustee
Robert J. Birnbaum                               $   592                                $124,429
Tom Bleasdale                                        592                                 115,000(e)
John V. Carberry                                       0(d)                                    0(d)
Lora S. Collins                                      592                                  97,429
James E. Grinnell                                    592                                 128,071
Richard W. Lowry                                     592                                 123,214
Salvatore Macera                                  10,393                                  25,250
William E. Mayer                                     296                                 113,286
James L. Moody, Jr.                                  592(e)                              105,857(e)
John J. Neuhauser                                    599                                 130,323
Thomas E. Stitzel                                 10,393                                  25,250
Robert L. Sullivan                                   649                                 104,100
Anne-Lee Verville                                    592(e)                               23,445(e)

(A) The Liberty Funds do not currently provide pension or retirement plan benefits to the Trustees.

(b) Messrs. Birnbaum, Bleasdale, Carberry, Grinnell, Lowry, Mayer, Moody, Neuhauser and Sullivan and Mses. Collins and Verville joined the Board of the Trustees of the Trust on December 17, 1998.

(c) At December 31, 1998, the Liberty Funds Complex consisted of 52 open-end and 5 closed-end management investment company portfolios advised by the Administrator or its affiliates, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe & Farnham Incorporated, nine funds of the Trust and the closed-end Liberty All-Star Equity and Liberty All-Star Growth Fund, Inc. advised by Liberty Asset Management Company, another affiliate of the Administrator.

(d)  Mr. Carberry does not receive compensation for serving as a Trustee.

(e)  Payable in later years as deferred compensation $52,000.

PRINCIPAL HOLDERS OF SECURITIES

     All the shares of the Funds are held of record by sub-accounts of separate accounts of Participating Insurance Companies on behalf of the owners of VA contracts and VLI policies or by the general account of Keyport. At June 1, 1999 the general account of Keyport owned of record xx% of International Horizons Fund, xx% of Global Equity Fund, xx% of Real Estate Investment Fund and of xx% High Alpha Concentration Fund. At all meetings of shareholders of the Funds, Participating Insurance Companies will vote the shares held of record by sub-accounts of their respective separate accounts as to which instructions are received from the VA contract and VLI policy owners on behalf of whom such shares are held only in accordance with such instructions. All such shares as to which no instructions are received (as well as, in the case of Keyport, all shares held by its general account) will be voted in the same proportion as shares as to which instructions are received (with Keyport's general account shares being voted in the proportions determined by instructing owners of Keyport VA contracts and VLI policies). There is no requirement as to the minimum level of instructions which must be received from policy and contract owners. Accordingly, each Participating Insurance Company and Keyport disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of their respective separate accounts (or, in the case of Keyport, its general account). No Participating Insurance Company has informed the Trust that it knows of any owner of a VA contract or VLI policy issued by it which on June 1, 1999 owned beneficially 5% or more of the outstanding shares of any Fund.

CUSTODIAN

     The Chase Manhattan Bank, 3 MetroTech Center, 8th Floor, Brooklyn, NY 11245, is custodian of the securities and cash owned by the Funds. The custodian is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by persons authorized by the Trust. The custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Trust. Portfolio securities of the Funds purchased in the U.S. are maintained in the custody of the custodian and may be entered into the Federal Reserve Book Entry system, or the security depository system of the Depository Trust Company or other securities depository systems. Portfolio securities purchased outside the U.S. are maintained in the custody of various foreign branches of the custodian and/or third party subcustodians, including foreign banks and foreign securities depositories.

                              OTHER CONSIDERATIONS

PORTFOLIO TURNOVER

     Although no Fund purchases securities with a view to rapid turnover, there are no limitations on the length of time that securities must be held by any Fund and a Fund's annual portfolio turnover rate may vary significantly from year to year. A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year. Although the Funds cannot predict portfolio turnover rate, it is estimated that, under normal circumstances, the annual rate for each Fund will be no greater than 100%.

     If a Fund writes a substantial number of call or put options (on securities or indexes) or engages in the use of futures contracts or options on futures contracts (all referred to as "Collateralized Transactions"), and the market prices of the securities underlying the Collateralized Transactions move inversely to the Collateralized Transaction, there may be a very substantial turnover of the portfolios. The Funds pay brokerage commissions in connection with options and futures transactions and effecting closing purchase or sale transactions, as well as for the purchases and sales of other portfolio securities other than fixed income securities.

     International Horizons Fund and Global Equity Fund may be expected to experience higher portfolio turnover rates if such Funds make a change in its respective investments from one geographic sector (e.g., Europe; Japan; emerging Asian markets; etc.) to another geographic sector. Costs will be greater if the change is from the sector in which the greatest proportion of its assets are invested.

SUSPENSION OF REDEMPTIONS

     The right to redeem shares or to receive payment with respect to any redemption of shares of the Funds may only be suspended (i) for any period during which trading on the New York Stock Exchange ("NYSE") is restricted or the NYSE is closed, other than customary weekend and holiday closing, (ii) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Funds is not reasonably practicable, or (iii) for such other periods as the SEC may by order permit for protection of shareholders of the Funds.

VALUATION OF SECURITIES

     The assets of the Funds are valued as follows:

     Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Colonial (the Trust's pricing and bookkeeping agent) deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost when such cost approximates market value pursuant to procedures approved by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate as of 3:00 p.m. Eastern time. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Trustees.

     The net asset value of shares of each Fund is normally calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern time, on every day the NYSE is open for trading, except on days where both (i) the degree of trading in a Fund's portfolio securities would not materially affect the net asset value of that Fund's shares and (ii) no shares of a Fund were tendered for redemption and no purchase order was received. The NYSE is open Monday through Friday, except on the following holidays: New Year's Day, Martin Luther King Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

PORTFOLIO TRANSACTIONS

     The Trust has no obligation to do business with any broker-dealer or group of broker-dealers in executing transactions in securities with respect to the Funds, and the Funds have no intention to deal exclusively with any particular broker-dealer or group of broker-dealers.

     Each of Colonial, Crabbe Huson and each of Progress' Portfolio Managers (each an "Advisor") places the transactions of the Funds with broker-dealers selected by it and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time may also execute portfolio transactions with such broker-dealers acting as principals.

     Except as described below in connection with commissions paid to a clearing agent on sales of securities, it is each Fund's policy and the policy of its Advisor always to seek best execution, which is to place the Fund's transactions where the Fund can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when the Advisor believes that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

     Subject to such policy of always seeking best execution, and subject to the additional matters described below regarding each of International Horizons Fund, Global Equity Fund and High Alpha Concentration Fund, securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to an Advisor, the Funds or other accounts as to which such Advisor exercises investment discretion. Such advisor may use all, some or none of such research services in providing investment advisory services to each of its clients, including the Fund(s) it advises. To the extent that such services are used by the Advisors, they tend to reduce their expenses. It is not possible to assign an exact dollar value for such services.

     Subject to such policies as the Board of Trustees may determine, each of the Advisors may cause a Fund to pay a broker-dealer that provides brokerage and research services to it an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for a Fund in excess of the amount of commission that another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). An Advisor placing a brokerage transaction must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided to it by the executing broker-dealer viewed in terms of that particular transaction or its overall responsibilities to the applicable Fund and all its other clients.

     Certain of the other accounts of any of the Advisors may have investment objectives and programs that are similar to those of the Funds. Accordingly, occasions may arise when each of the Advisors engages in simultaneous purchase and sale transactions of securities that are consistent with the investment objectives and programs of a Fund and such other accounts. On those occasions, the Advisor will allocate purchase and sale transactions in an equitable manner according to written procedures as approved by the Board of Trustees. Such procedures may, in particular instances, be either advantageous or disadvantageous to a Fund.

     Consistent with applicable rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution and such other policies as the Board of Trustees may determine, each of the Advisors may consider sales of VA contracts and VLI policies as a factor in the selection of broker-dealers to execute securities transactions for the Funds.

     Additional Matters Pertaining to International Horizons Fund and Colonial Global Equity Fund. The portfolio manager for the International Horizons Fund and Global Equity Fund is Gita Rao, who is jointly employed by Colonial and Stein Roe & Farnham Incorporated ("Stein Roe") (each of which is an indirect wholly owned subsidiary of LFC). Colonial utilizes the trading facilities of Stein Roe to place all orders on behalf of the International Horizons Fund and Global Equity Fund for the purchase and sale of portfolio securities, futures contracts and foreign currencies. The Funds and the other accounts advised by Ms. Rao sometimes invest in the same securities and sometimes enter into similar transactions utilizing futures contracts and foreign currencies. In certain cases, purchases and sales on behalf of the Funds and such other accounts will be bunched and executed on an aggregate basis. In such cases, each participating account (including the International Horizons Fund or Global Equity Fund) will receive the average price at which the trade is executed. Where less than the desired aggregate amount is able to be purchased or sold, the actual amount purchased or sold will be allocated among the participating accounts (including the International Horizons Fund and Global Equity Fund) in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, futures or currencies as far as the International Horizons Fund or Global Equity Fund is concerned, Colonial believes that in most cases these practices should produce better executions. It is the opinion of Colonial that the advantages of these practices outweigh the disadvantages, if any, which might result from them.

     Portfolio transactions on behalf of the International Horizons Fund and Global Equity Fund may be executed by broker-dealers who provide research services to Colonial or Stein Roe which are used in the investment management of such Fund or other accounts over which Colonial or Stein Roe exercise investment discretion. Such transactions will be effected in accordance with the policies described above. No portfolio transactions on behalf of the Fund will be directed to a broker-dealer in consideration of the broker-dealer's provision of research services to Colonial, or to Colonial and Stein Roe, unless a determination is made that such research assists Colonial in its investment management of the International Horizons Fund and Global Equity Fund or other accounts over which Colonial exercises investment discretion.

     Additional Matters Pertaining to High Alpha Concentration Fund. The Portfolio Management Agreements with Progress' Portfolio Managers provide that Progress has the right to request that transactions giving rise to brokerage commissions, in amounts to be agreed upon from time to time between Progress and the Portfolio Manager, be executed by brokers and dealers (to be agreed upon from time to time between Progress and the Portfolio Manager) which provide research products and services to Progress or to High Alpha Concentration Fund or other accounts managed by Progress (collectively with High Alpha Concentration Fund, "Progress Clients"). The commissions paid on such transactions may exceed the amount of commissions another broker would have charged for effecting that transaction. Research products and services made available to Progress through brokers and dealers executing transactions for Progress Clients involving brokerage commissions include performance and other qualitative and quantitative data relating to investment managers in general and the Portfolio Managers in particular; data relating to the historic performance of categories of securities associated with particular investment styles; mutual fund portfolio and performance data; data relating to portfolio manager changes by pension plan fiduciaries; quotation equipment; and related computer hardware and software, all of which research products and services are used by Progress in connection with its selection and monitoring of portfolio managers (including the Portfolio Managers) for Progress Clients, the assembly of a mix of investment styles appropriate to Progress' Clients' investment objectives, and the determination of overall portfolio strategies.

     Progress from time to time reaches understandings with each of the Portfolio Managers as to the amount of the High Alpha Concentration Fund portfolio transactions initiated by such Portfolio Manager that are to be directed to brokers and dealers which provide research products and services to Progress. These amounts may differ among the Portfolio Managers based on the nature of the markets for the types of securities managed by them and other factors.

     These research products and services are used by Progress in connection with its management of Progress Clients' portfolios, regardless of the source of the brokerage commissions. In instances where Progress receives from broker-dealers products or services which are used both for research purposes and for administrative or other non-research purposes, Progress makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research, based primarily on anticipated usage, and pays for the costs attributable to the non-research usage in cash.

     DESCRIPTION OF CERTAIN INVESTMENTS

     The following is a description of certain types of investments which may be made by one or more of the Funds.

MONEY MARKET INSTRUMENTS

     As stated in the Prospectus, each Fund may invest in a variety of high-quality money market instruments. The money market instruments that may be used by each Fund may include:

     UNITED STATES GOVERNMENT OBLIGATIONS. These consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

     UNITED STATES GOVERNMENT AGENCY SECURITIES. These consist of debt securities issued by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association, Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the

Farm Credit Banks, the Federal National Mortgage Association, and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the U.S. Government (e.g., U.S. Treasury Bills); (ii) guaranteed by the U.S. Treasury (e.g., Government National Mortgage Association mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury (e.g., Federal National Mortgage Association Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., securities issued by the Farmer's Home Administration).

     BANK AND SAVINGS AND LOAN OBLIGATIONS. These include certificates of deposit, bankers' acceptances, and time deposits. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers' acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With a bankers' acceptance, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. The Funds will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is organized and operating in the United States, has total assets of at least one billion dollars, and is a member of the Federal Deposit Insurance Corporation ("FDIC"), in the case of banks, or insured by the FDIC in the case of savings and loan associations; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks which meet the foregoing requirements. The Funds will not invest in time-deposits maturing in more than seven days.

     SHORT-TERM CORPORATE DEBT INSTRUMENTS. These include commercial paper (i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs). Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Also included are non-convertible corporate debt securities (e.g., bonds and debentures). Corporate debt securities with a remaining maturity of less than 13 months are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Each Fund may purchase corporate debt securities having greater maturities.

     REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as a Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist only of securities issued by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). Repurchase agreements are, in effect, collateralized by such underlying securities, and, during the term of a repurchase agreement, the seller will be required to mark-to-market such securities every business day and to provide such additional collateral as is necessary to maintain the value of all collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% of the value of that Fund's total assets would be invested in such agreements or other securities which are illiquid.

     The Funds will seek to assure that the amount of collateral with respect to any repurchase agreement is adequate. As with any extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with disposition of the collateral if the seller were to default. The Funds will enter into repurchase agreements only with sellers deemed to be creditworthy under creditworthiness standards approved by the Board of Trustees and only when the economic benefit to the Funds is believed to justify the attendant risks. The Board of Trustees believes these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Funds may enter into repurchase agreements only with commercial banks or registered broker-dealers.

     ADJUSTABLE RATE AND FLOATING RATE SECURITIES. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

     Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     Floating rate instruments (generally corporate notes, bank notes or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g. daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

INVESTMENTS IN LESS DEVELOPED COUNTRIES

     International Horizons Fund's investments in foreign securities may include investments in countries whose economies or securities markets are considered by Colonial not to be highly developed (referred to as "emerging market countries"). Normally up to 35% of the Fund's assets will be invested in such emerging market countries. As of May 1, 1999, the following countries were considered by Colonial to be emerging market countries:

-----------------------------  -----------------------------  ----------------------------  ----------------------------
                                                              Europe and
Asia                           Latin America                  the Middle East               Africa
-----------------------------  -----------------------------  ----------------------------  ----------------------------
India                          Argentina                      Czech Republic                South Africa
-----------------------------  -----------------------------  ----------------------------  ----------------------------
Indonesia                      Brazil                         Egypt
-----------------------------  -----------------------------  ----------------------------  ----------------------------
Korea                          Chile                          Greece
-----------------------------  -----------------------------  ----------------------------  ----------------------------
Pakistan                       Colombia                       Hungary
-----------------------------  -----------------------------  ----------------------------  ----------------------------
Philippines                    Mexico                         Israel
-----------------------------  -----------------------------  ----------------------------  ----------------------------
Sri Lanka                      Peru                           Jordan
-----------------------------  -----------------------------  ----------------------------  ----------------------------
Taiwan                         Venezuela                      Portugal
-----------------------------  -----------------------------  ----------------------------  ----------------------------
Thailand                                                      Russia
-----------------------------  -----------------------------  ----------------------------  ----------------------------
                                                              Turkey
-----------------------------  -----------------------------  ----------------------------  ----------------------------


         Tiger Fund invests primarily in companies located in the Tiger countries of East Asia, which include Indonesia, Korea, the Philippines, Taiwan and Thailand.

FOREIGN CURRENCY TRANSACTIONS

         Each of International Horizons Fund and Global Equity Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. These Funds may purchase foreign currencies on a spot or forward basis in conjunction with their investments in foreign securities and to hedge against fluctuations in foreign currencies. The Fund also may buy and sell currency futures contracts and options thereon for such hedging purposes.

         A Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with purchases or sales of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payments is declared, and the date on which such payments are made or received.

         A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and (if the Fund is so authorized) purchase and sell foreign currency futures contracts.

         For transaction hedging purposes a Fund which is so authorized may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on a currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, a Fund which is so authorized may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may enter into short sales of a foreign currency to hedge a position in a security denominated in that currency. In such circumstances, the Fund will maintain in a segregated account with its Custodian an amount of cash or liquid debt securities equal to the excess of (i) the amount of foreign currency required to cover such short sale position over (ii) the amount of such foreign currency which could then be realized through the sale of the foreign securities denominated in the currency subject to the hedge.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which the Fund can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency Forward and Futures Contracts

         Each of International Horizons Fund and Global Equity Fund will enter into such contracts only when cash or equivalents equal in value to either (i) the commodity value (less any applicable margin deposits) or (ii) the difference between the commodity value (less any applicable margin deposits) and the aggregate market value of all equity securities denominated in the particular currency held by the Fund have been deposited in a segregated account of the Fund's custodian. A forward currency contract involves an obligation to purchase or sell specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the Commodities Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange.

         Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Funds intend to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments or variation margin.

Currency Options

         In general, options on currencies operate similarly to options on securities and are subject to many risks similar to those applicable to currency futures and forward contracts. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

         Global Equity Fund and International Horizons Fund will only purchase or write currency options when Colonial believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

         The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the value of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

         The value of a currency option reflects the value of an exchange rate which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd-lot market for the underlying currencies in connection with options at prices that are less favorable than for round-lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

Valuations

         There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement Procedures

         Settlement procedures relating to the Funds' investments in foreign securities and to their foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in such Funds' domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign Currency Conversion

         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

OPTIONS ON SECURITIES

         Each Fund may purchase and sell options on individual securities.

         Writing covered options.

         A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the sub-advisor, such transactions are consistent with the Fund's investment objective and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

         A Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

         A Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

          A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

         If a Fund writes a call option but does not own the underlying security, and then it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options.

         A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options.

         A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options.

         The Staff of the Division of Investment Management of the Securities and Exchange Commission has taken the position that OTC options purchased by a Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, a Fund will enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in the money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions.

         The successful use of a Fund's options strategies depends on the ability of its Advisor to forecast interest rate and market movements correctly.

         When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on a Fund's ability to terminate option positions at times when its Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

         A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

         Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

         Each Fund may buy and sell certain future contracts (and in certain cases related options), to the extent and for the purposes specified in the Prospectus.

         A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on a commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of the underlying financial instruments, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

         A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         A Fund will enter into futures contracts only when, in compliance with the SEC's requirements, cash or high quality liquid debt securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

Options on futures contracts

         A Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the commodity value

(less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

Risks of transactions in futures contracts and related options

         Successful use of futures contracts by a Fund is subject its sub-advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not at times render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contacts or options), would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Index futures contracts and related options; associated risks

         An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index future contracts, debt index futures contracts, or other index futures contracts (e.g., an interest rate futures contract), as specified in the Prospectus. A Fund may also purchase and sell options on index futures contracts, to the extent specified in the Prospectus.

         There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Fund's sub-advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

         Successful use of index futures by a Fund for hedging purposes is also subject to its sub-advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities subject to the hedge held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, over time the value of the Fund's portfolio should tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators than the securities markets. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by a Fund's sub-advisor may still not result in a successful hedging transaction.

         Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SECURITIES LOANS

         Each Fund may make loans of its portfolio securities amounting to not more than 30% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. This collateral is deposited with the Trust's custodian which segregates and identifies these assets on its books as security for the loan. The borrower pays to the Fund an amount equal to any dividends, interest or other distributions received on securities lent. The borrower is obligated to return identical securities on termination of the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Trust has adopted these policies, in part, so that interest, dividends and other distributions received on the loaned securities, the interest or fees paid by the borrower to the Fund for the loan, and the investment income from the collateral will qualify under certain investment limitations under Subchapter M of the Internal Revenue Code.

                             INVESTMENT PERFORMANCE

         Each of the Funds may quote total return figures from time to time. Total return on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a given period. Total return percentages may be calculated by dividing the value of a share at the end of a given period by the value of the share at the beginning of the period and subtracting one.

         Average Annual Total Return is computed as follows:

                          ERV = P(1+T)to the nth power

         Where:      P        =       a hypothetical initial payment of $1,000

                   T        =       average annual total return
                   n        =       number of years
                   ERV      =       ending redeemable value of a
                                    hypothetical $1,000 payment made at
                                    the beginning of the period (or
                                    fractional portion thereof).

         The figures contained in this "Investment Performance" section will assume reinvestment of all dividends and distributions. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. The Funds' total returns will not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies.

                             INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP are the Trust's independent accountants.

PART C.  OTHER INFORMATION

Item 23.           Exhibits:

          COLONIAL INTERNATIONAL HORIZONS FUND, VARIABLE SERIES (CIHF, VS) COLONIAL GLOBAL EQUITY FUND, VARIABLE SERIES (CGEF, VS)
          CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES (CHREIF, VS) PROGRESS HIGH ALPHA CONCENTRATION FUND, VARIABLE SERIES (PHACF, VS)

         (a)            Agreement and Declaration of Trust (1)

         (b)            By-Laws (1)

         (c)            Not Applicable

         (d)(1)(i) Form of Management Agreement between Liberty Variable Investment Trust ("Trust"), with respect to CIHF, VS and Liberty Advisory Services Corp. ("LASC")(1)

         (d)(1)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of CIHF, VS, LASC and Colonial Management Associates, Inc. ("Colonial")(1)

         (d)(2)(i) Form of Management Agreement between the Trust, with respect to CGEF, VS and LASC (1)

         (d)(2)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of CGEF, VS, LASC and Colonial(1)

         (d)(3)(i) Form of Management Agreement between the Trust, with respect to CHREIF, VS and LASC (1)

         (d)(3)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of CHREIF, VS, LASC and Crabbe Huson Group, Inc.(1)

         (d)(4)(i) Form of Management Agreement between the Trust, with respect to PHACF, VS and LASC(1)

         (d)(4)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of PHACF, VS, LASC and Progress(1)

         (d)(5) Form of Portfolio Management Agreement among the Trust, on behalf of PHACF, VS, Progress and Progress's Portfolio Managers(1)

         (e)(1)(i) Underwriting Agreement between the Trust and Keyport Financial Services Corp. ("KFSC")(1)

         (e)(1)(ii)     Amendment No. 1 to KFSC Underwriting Agreement

         (e)(2) Underwriting Agreement between the Trust and Liberty Funds Distributor, Inc. ("LFDI") (2)

         (f)            Not applicable

         (g) Form of Custody Agreement between the Trust and The Chase Manhattan Bank(1)

         (h)(1)(i) Form of Pricing and Bookkeeping Agreement between the Trust and Colonial(1)

         (h)(1)(ii)     Amendment No. 1 to Pricing and Bookkeeping Agreement(1)

         (h)(1)(iii)    Amendment No. 2 to Pricing and Bookkeeping Agreement(1)

         (h)(1)(iv)     Amendment No. 3 to Pricing and Bookkeeping Agreement(1)

         (h)(2)(i) Joinder and Release Agreement with respect to Transfer Agency Agreement dated as of January 3, 1995 among the Trust, Liberty Investment Services, Inc. and Liberty Funds Services, Inc. ("LFSI")(including form of Transfer Agency Agreement and Amendment No. 1 thereto)(1)

         (h)(2)(ii)     Amendment No. 2 to Transfer Agency Agreement(1)

         (h)(2)(iii)    Amendment No. 3 to Transfer Agency Agreement(1)

         (h)(3) Participation Agreement among the Trust, KFSC, Keyport Life Insurance Company and Liberty Life Assurance Company of Boston(1)

         (i) Opinion and consent of counsel as to the legality of the securities being registered (included with annual Rule 24f-2 Notices)

         (j)            Not applicable

         (k)            Not applicable

         (l)            Not applicable

         (m) Distribution Plan adopted pursuant to Section 12b-1 of the Investment Company Act of 1940, incorporated by reference to the Distributer's contract filed as Exhibits (e)(1)(i) and (e)(2)

         (n)            Not Applicable

         (o)            Not Applicable

Power of Attorney for: Robert J. Birnbaum, Tom Bleasdale, John V. Carberry, Lora
S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel, Robert L. Sullivan and Anne-Lee Verville - filed as Exhibit 15(a) in Part C, Item 24(b) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Liberty Variable Investment Trust (File Nos. 33-59216 and 811-7556) and is hereby incorporated by reference and made a part of this Registration Statement

      (1)      To be filed by amendment.

      (2) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the Commission via EDGAR on or about August 29, 1997.

Item 24.                   Persons Controlled by or under Common Control with
                           Registrant

                           Shares of the Trust registered pursuant to this Registration Statement will be offered and sold to Keyport Life Insurance Company ("Keyport"), a stock life insurance company organized under the laws of Rhode Island, and to certain of its separate investment accounts and certain of the respective separate investment accounts of Liberty Life Assurance Company of Boston ("Liberty Life"), a stock life insurance company organized as a Massachusetts corporation, and Independence Life & Annuity Company, a stock life insurance company organized under the laws of Rhode Island (formerly known as "Crown America Life Insurance Company" and thereafter formerly known as "Keyport America Life Insurance Company")("Independence").
                           Shares of the Registrant may also sold to other separate accounts of Keyport, Liberty Life, Independence or other life insurance companies as the funding medium for other insurance contracts and policies in addition to the currently offered contracts and policies. The purchasers of insurance contracts and policies issued in connection with such accounts will have the right to instruct Keyport, Liberty Life and Independence with respect to the voting of the Registrant's shares held by their respective separate accounts. Subject to such voting instruction rights, Keyport, Liberty Life, Independence and their respective separate accounts directly control the Registrant.

                           KFSC and LFDI, the Trust's principal underwriters, LASC, the Trust's investment manager, Colonial, LASC's sub-advisor with respect to GIF, IFFG, USSF and SIF, Stein Roe, LASC's sub-advisor with respect to GUF, Newport, LASC's sub-advisor with respect to NTF, LAMCO, LASC's sub-advisor with respect to All-Star, subsidiaries of Liberty
                           Financial Companies, Inc. ("Liberty Financial"), Boston, Massachusetts. Liberty Mutual Insurance Company ("Liberty Mutual"), Boston, Massachusetts, as of December 31, 1998 owned, indirectly, approximately 71% of the combined voting power of the outstanding voting stock of Liberty Financial (with the balance being publicly-held). Liberty Life is a 90%-owned subsidiary of Liberty Mutual.

Item 25.                   Indemnification

                           Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registration's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

                           Section 17(h) of the 1940 Act provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                           To the extent required under the 1940 Act:

                           (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

                           (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in
                                    Section 2(a)(19) of the 1940 Act, nor
                                    parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

                           (iii) Registrant will not advance attorney's fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and
                                    (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                           Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                           Article Tenth also provides that its indemnification provisions are not exclusive.

                           Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.

                           In the event that a claim for indemnification against such liabilities (other than the payment by Registrant or expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                           Registrant, its trustees and officers, its investment manager, and person affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment manager or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

                           In addition, LASC, Registrant's investment manager, maintains investment advisory professional liability insurance to insure it, for the benefit of the Trust and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to the Trust or any Fund by the investment manager.

Item 26.                   Business and Other Connections of Investment Advisor

                           Certain information pertaining to business and other connections of the Registrant's investment manager, LASC, Colonial, the sub-advisor to each of CGEF and CIHF, Crabbe Huson, the sub-advisor to CHREIF, and Progress Investment Management Company, the sub-advisor to PHACF, and each of Investment Management, Inc., Oppenheimer Capital, Sims Capital Management, Inc., McKinley Capital Management Inc., RASARA Strategies, Inc., Wilson/ Bennett Capital Management, Inc. and Penn Capital Management, Inc., each of which firms serves as a Portfolio Manager to Progress, is incorporated herein by reference to the section of the Prospectuses relating to CIHF, CGEF, CHREIF and PAHCF captioned "TRUST MANAGEMENT ORGANIZATIONS" and to the section of the Statement of Additional Information relating to those Funds captioned "INVESTMENT MANAGEMENT AND

                           OTHER SERVICES."

                           Set forth below is a list of each director and officer of LASC, and each director and certain officers of Colonial, Crabbe Huson, Progress Investment Management Company and each of Progress's Portfolio Managers indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee.

Liberty Advisory Services, Inc.

   Liberty Advisory Services, Inc. is a direct wholly owned subsidiary of Keyport. Keyport is a direct wholly owned subsidiary of SteinRoe Services, Inc. ("SSI"). SSI is a direct wholly owned subsidiary of Liberty Financial. As stated above, Liberty Financial is an indirect majority owned subsidiary of Liberty Mutual.

Name and Current Position with Advisor                                  Other Positions During
                                                                        Past Two Fiscal Years
Paul H. LeFevre, Jr.                President, Chief Executive          President and Chief Executive
                                    Officer and Chairman of the Board   Officer (since November, 1998),
                                    of Directors                        Executive Vice President, Senior
                                                                        Vice President and Chief Financial
                                                                        Officer (prior to November, 1998),
                                                                        Keyport

Stewart R. Morrison                 Senior Vice President and Chief     Senior Vice President and Chief
                                    Investment Officer                  Investment Officer of Keyport

Mark R. Tully                       Senior Vice President               Senior Vice President and Chief
                                                                        Sales Officer of Keyport

James J. Klopper                    Vice President and Clerk            Vice President, Counsel and
                                                                        Secretary of Keyport; Clerk of KFSC

Daniel C. Bryant                    Vice President                      Vice President and Assistant
                                                                        Secretary of Keyport (since
                                                                        December, 1997): Chief Legal
                                                                        Counsel, Department of Business
                                                                        Regulation, State of Rhode Island
                                                                        (March, 1995 to November, 1997)

Jeffrey J. Whitehead                Vice President and Treasurer        Vice President and Treasurer of
                                                                        Keyport

Jacob M. Herschler                  Vice President                      Vice President of Keyport


The business address of LASC and each individual listed in the foregoing table is c/o Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.


Colonial Management Associates, Inc. ("Colonial")

   Colonial is a direct wholly owned subsidiary of COGRA, LLC ("COGRA"). COGRA is a indirect owned subsidiary of Liberty Financial.

Name and Current Position with Advisor                                  Other Positions During
                                                                        Past Two Fiscal Years

Stephen E. Gibson                   President, Chief Executive          Managing Director, Marketing, of
                                    Officer and Chairman of the Board   Putnam Mutual Funds, Inc.
                                    of Directors

Nancy L. Conlin                     Senior Vice President, General      Vice President and Counsel
                                    Counsel and Director

Timothy J. Jacoby                   Senior Vice President, Chief        Senior Vice President of Fidelity
                                    Financial Officer and Treasurer     Accounting and Custody Services,
                                                                        Inc.

Davey S. Scoon                      Executive Vice President and        Same
                                    Director

The business address of Colonial and each individual listed in the foregoing table is c/o Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111.

Crabbe Huson Group, Inc. ("Crabbe Huson")

   Crabbe Huson is a direct wholly owned subsidiary of Liberty Financial.

                      The business and other connections of the officers and directors of Crabbe Huson are listed on the Form ADV of Crabbe Huson Group, Inc. as currently on file with the Commission (File No. 801-15154), the text of which is incorporated herein by reference: (a) Items 1 and 2 of
                      Part 2, and (b) Section 6, Business Background of each Schedule D.

The business address of Crabbe Huson and each individual listed in the ADV is c/o Crabbe Huson Group, Inc., 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204.

Progress Investment Management Company ("Progress")

     Progress is a direct wholly owned subsidiary of Liberty Financial.

                      The business and other connections of the officers and directors of Progress are listed on the Form ADV of Progress Investment Management Company as currently on file with the Commission (File No. 801-55737), the text of which is incorporated herein by reference: (a) Items 1 and 2 of Part 2, and (b) Section 6, Business Background of each Schedule D.

The business address of Progress and each individual listed in the ADV is c/o Progress Investment Management Company, 71 Stevenson Street, Suite 1620, San Francisco, California 94105.

Simms Capital Management, Inc. ("Simms")

    Simms is owned by Robert Alderson Simms, Sr.

                      The business and other connections of the officers and directors of Simms are listed on the Form ADV of Simms as currently on file with the Commission
                      (File No. 801-38275), the text of which is incorporated herein by reference: (a) Items 1 and 2 of Part 2, and (b)
                      Section 6, Business Background of each Schedule D.

The business address of Simms and Mr. Simms is 55 Railroad Avenue, Greenwich, Connecticut 06830.

McKinley Capital Management, Inc. ("McKinley")

                      The business and other connections of the officers and directors of McKinley are listed on the Form ADV of McKinley as currently on file with the Commission
                      (File No. 801-38751), the text of which is incorporated herein by reference: (a) Items 1 and 2 of Part 2, and (b)
                      Section 6, Business Background of each Schedule D.

RASARA Strategies, Inc. ("RASARA")

                      The business and other connections of the officers and directors of RASARA are listed on the Form ADV of RASARA as currently on file with the Commission
                      (File No. 801-43299), the text of which is incorporated herein by reference: (a) Items 1 and 2 of Part 2, and (b)
                      Section 6, Business Background of each Schedule D.

Wilson/Bennett Capital Management, Inc. ("Wilson/Bennett")

    Wilson/Bennett is owned solely by John Wilson Fisher and James Bennett Moloney.

                      The business and other connections of the officers and directors of Wilson/Bennett are listed on the Form ADV of Wilson/Bennett as currently on file with the Commission (File No. 801-40215), the text of which is incorporated herein by reference: (a) Items 1 and 2 of Part 2, and (b)
                      Section 6, Business Background of each Schedule D.

The business address of Wilson/Bennett and each individual listed in the ADV is c/o Wilson/Bennett Capital Management, Inc., 8260 Greensboro Drive, Suite 250 McLean, Virginia 22102.

Penn Capital Management Company, Inc. ("Penn Capital")

    Penn Capital is owned by Marcia A. and Richard A. Hocker, Kathleen A. News, Kimberley and Kristen Hocker.

                      The business and other connections of the officers and directors of Penn Capital are listed on the Form ADV of Penn Capital as currently on file with the Commission (File No. 801-31452), the text of which is incorporated herein by reference: (a) Items 1 and 2 of Part 2, and (b)
                      Section 6, Business Background of each Schedule D.

The business address of Penn Capital and each individual listed in the ADV is c/o Penn Capital Management Company, Inc., 52 Haddonfield-Berlin Road, Suite 1000, Cherry Hill, New Jersey 08034.

Item 27.                 Principal Underwriters

   (a) KFSC and LFDI act as principal underwriters of the Registrant's shares on a best-efforts basis.

    KFSC also acts as principal underwriter for the following investment companies:

                          SteinRoe Variable Investment Trust
                                 Special Venture Fund, Variable Series
                                 Growth Stock Fund, Variable Series
                                 Balanced Fund, Variable Series
                                 Mortgage Securities Fund, Variable Series
                                 Money Market Fund, Variable Series

  LFDI also acts as a principal underwriter for the following investment companies:

                          Colonial Trust I
                                 Colonial High Yield Securities Fund
                                 Colonial Income Fund
                                 Colonial Strategic Income Fund
                                 Stein Roe Adviser Tax-Managed Growth Fund

                          Colonial Trust II
                                 Colonial Money Market Fund
                                 Colonial Intermediate U.S. Government Fund

                                 Colonial Short Duration U.S. Government Fund
                                 Newport Japan Opportunities Fund
                                 Newport Tiger Cub Fund
                                 Newport Greater China Fund

                          Colonial Trust III
                                 Colonial Select Value Fund
                                 The Colonial Fund
                                 Colonial Federal Securities Fund
                                 Colonial Global Equity Fund
                                 Colonial International Horizons Fund
                                 Colonial Strategic Balanced Fund
                                 Colonial Global Utilities Fund
                                 The Crabbe Huson Special Fund
                                 Crabbe Huson Small Cap Fund
                                 Crabbe Huson Real Estate Investment Fund
                                 Crabbe Huson Equity Fund
                                 Crabbe Huson Managed Income & Equity Fund
                                 Crabbe Huson Oregon Tax-Free Fund
                                 Crabbe Huson Contrarian Income Fund
                                 Crabbe Huson Contrarian Fund

                       Colonial Trust IV
                                   Colonial Tax-Exempt Fund
                                   Colonial Tax-Exempt Insured Fund
                                   Colonial High Yield Municipal Fund
                                   Colonial Utilities Fund
                                   Colonial Intermediate Tax-Exempt Fund
                                   Colonial Municipal Money Market Fund
                                   Counselor Select Income Fund
                                   Counselor Select Balanced Fund
                                   Counselor Select Growth Fund

                        Colonial Trust V
                                   Colonial California Tax-Exempt Fund
                                   Colonial Connecticut Tax-Exempt Fund
                                   Colonial Florida Tax-Exempt Fund
                                   Colonial Massachusetts Tax-Exempt Fund
                                   Colonial Michigan Tax-Exempt Fund
                                   Colonial Minnesota Tax-Exempt Fund
                                   Colonial New York Tax-Exempt Fund
                                   Colonial North Carolina Tax-Exempt Fund
                                   Colonial Ohio Tax-Exempt Fund

                       Colonial Trust VI
                                   Colonial U.S. Growth & Income Fund
                                   Colonial Small Cap Value Fund
                                   Colonial Value Fund
                                   Newport Asia Pacific Fund

                       Colonial Trust VII
                                   Newport Tiger Fund


                       Colonial Intermediate High Income Fund

                       Colonial InterMarket Income Trust I

                       Colonial Municipal Income Trust

                       Colonial High Income Municipal Trust

                       Colonial Investment Grade Municipal Trust

                       LFC Utilities Trust

                       LAMCO Trust I
                                   Liberty All-Star Growth and Income Fund

                       Liberty Newport World Portfolio
                                   Global Opportunity Fund
                                   Newport Tiger Fund

                                   Newport Pacific Fund
                                   Stein Roe Latin America Fund

   (b) Set forth below is information concerning each director and officer of KFSC.

Name and Principal                   Positions and Offices              Positions and Offices
Business Address*                    with Underwriter                   with the Registrant

Paul H. LeFever                      President and Director             None

Rogelio P. Zaplit                    Treasurer                          None


*The principal business address of KFSC and each person listed in the table is c/o Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.

Francis E. Reinhart                  Director                           None

James J. Klopper                     Clerk and Director                 None

Donald A. Truman                     Assistant Clerk                    None

Set forth below is information concerning each director and officer of LFDI.

Name and Principal Business Address* Positions with Underwriter         Positions and Officers
                                                                        with the Registrant

Stephen E. Gibson                    Chairman of the Board              None

James Tambone                        Chief Executive Officer            None

Lou Tasiopoulos                      President                          None

Kevin O'Shea                         Managing Director                  None

C. Frazier Evans                     Managing Director                  None

John Bartlett                        Managing Director                  None

Elizabeth Clapp                      Senior Vice President              None

Bryan Eckelman                       Senior Vice President              None

David Feldman                        Senior Vice President              None

Stephen A. Gerolkoulis               Senior Vice President              None

Keith H. VanEtten                    Senior Vice President              None

Cynthia Erickson Zarker              Senior Vice President              None

Cynthia Davey                        Regional Senior Vice President     None

Thomas Harrington                    Regional Senior Vice President     None

Joseph Hodgkins                      Regional Senior Vice President     None

David W. Kelson                      Regional Senior Vice President     None

Gregory McCombs                      Regional Senior Vice President     None

Ann R. Moberly                       Regional Senior Vice President     None

Christopher Reed                     Regional Senior Vice President     None

Michael W. Scott                     Regional Senior Vice President     None

Judith Anderson                      Vice President                     None

Debra Babbitt                        Vice President                     None


Beth Brown                           Vice President                     None

Stacy Burtman                        Vice President                     None

Patrick Campbell                     Vice President                     None

Marian Desilets                      Vice President                     None

Steve DiMaio                         Vice President                     None

Christopher Downey                   Vice President                     None

Cynthia Jones                        Vice President                     None

Mary McKenzie                        Vice President                     None

Catherne Menchin                     Vice President                     None

Patrick Morner                       Vice President                     None

Kevin Noin                           Vice President                     None

Frank Quirk                          Vice President                     None

Rebecca Scarlott                     Vice President                     None

Lou Sideropoulos                     Vice President                     None

Deborah Young                        Vice President                     None

Rick Ballou                          Regional Vice President            None

Gregory Carroll                      Regional Vice President            None

Daniel Chrzanowski                   Regional Vice President            None

Andrew Crossfield                    Regional Vice President            None

James Devaney                        Regional Vice President            None

John Donovan                         Regional Vice President            None

Kim P. Emerson                       Regional Vice President            None

Robert Fifield                       Regional Vice President            None

Matthew Goldberg                     Regional Vice President            None

Brian Guenard                        Regional Vice President            None

Terry M. Kelley                      Regional Vice President            None

Andrew Nerney                        Regional Vice President            None

Tracy Predmore                       Regional Vice President            None

David Schulman                       Regional Vice President            None

Darren Smith                         Regional Vice President            None

Eric Studer                          Regional Vice President            None

R. Andrew Sutton                     Regional Vice President            None

Brian Tuttle                         Regional Vice President            None

Paul Villanova                       Regional Vice President            None

Valerie Wess                         Regional Vice President            None

Linda Brandon                        Assistant Vice President           None

Donna Donovan                        Assistant Vice President           None

Thomas Gariepy                       Assistant Vice President           None

Douglas Geer                         Assistant Vice President           None

Leslie Moon                          Assistant Vice President           None

Linda Raftery                        Assistant Vice President           None

Peter Tufts                          Assistant Vice President           None

John Vaccaro                         Assistant Vice President           None

John Ziolkowski                      Assistant Vice President           None

Philip J. Iudice, Jr.               Treasurer and Chief Financial      None
                                    Officer

Nancy L. Conlin                     Clerk and Director                 None

Kevin S. Jacobs                     Assistant Clerk                    None

John W. Reading                     Assistant Clerk                    None

Davey S. Scoon                      Director                           None

*LFDI's address is One Financial Center, Boston, Massachusetts 02111.

   (c) not applicable.

Item 28.                            Location of Accounts and Records

                                    The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

                                    The Chase Manhattan Bank, 3 Chase Metro Tech
                                    Center, 8th Floor, Brooklyn, New York 11745, serves as custodian for the Trust. In such capacity, the custodian bank keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and other records relating to its duties as custodian. Liberty Funds Services, Inc. (formerly Colonial Investors Service Center, Inc.), One Financial Center, Boston, MA 02111, serves as the transfer agent and dividend disbursing agent for the Registrant, and in such capacities is responsible for records regarding each shareholder's account and all disbursements made to shareholders. In addition, LASC, pursuant to its Fund Management Agreements with the Registrant with respect to the Trust, has delegated to (i) Colonial, One Financial Center, Boston, Massachusetts 02111, and (ii) Liberty Financial Companies, Inc., 600 Atlantic Avenue, Boston, Massachusetts 02210, the obligation to maintain the records required pursuant to such agreements. Colonial also maintains all records pursuant to its Pricing and Bookkeeping Agreement with the Trust. KFSC, 125 High Street, Boston, Massachusetts 02110, and LFDI, One Financial Center, Boston, MA 02111, serve as principal underwriters for the Trust, and in such capacity each such firm maintains all records required pursuant to its Underwriting Agreement with the Registrant.

Item 29.                             Management Services

                                     LASC, pursuant to its Fund Managed
                                     Agreements with the Trust, has delegated its duties thereunder to provide certain administrative services to the Trust to Colonial and Liberty Financial.

Item 30.                             Undertakings
                                     Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 16 to its Registration Statement under the Securities Act of 1933 and Amendment No. 17 under the Investment Company Act of 1940, to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on this 19th day of March, 1999.

                                        LIBERTY VARIABLE INVESTMENT TRUST



                                        By:    STEPHEN E. GIBSON
                                               ----------------------
                                               Stephen E. Gibson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                                      TITLE                                   DATE
----------                                      -----                                   ----







STEPHEN E. GIBSON                               President (chief                        March 19, 1999
----------------------                          Executive officer)
Stephen E. Gibson







TIMOTHY J. JACOBY                               Treasurer and Chief                     March 19, 1999
-----------------                               Financial Officer
Timothy J. Jacoby                               (principal financial
                                                 officer)






J. KEVIN CONNAUGHTON                            Controller and Chief                    March 19, 1999
--------------------                            Accounting Officer
J. Kevin Connaughton                            (principal accounting
                                                officer)


ROBERT J. BIRNBAUM*                             Trustee
----------------------
Robert J. Birnbaum


TOM BLEASDALE*                                  Trustee
----------------------
Tom Bleasdale


JOHN V. CARBERRY*                               Trustee
----------------------
John V. Carberry


LORA S. COLLINS*                                Trustee
----------------------
Lora S. Collins


JAMES E. GRINNELL*                              Trustee
----------------------
James E. Grinnell


RICHARD W. LOWRY*                               Trustee                             */s/ Suzan M. Barron
----------------------                                                              --------------------
Richard W. Lowry                                                                         Suzan M. Barron
                                                                                         Attorney-in-fact
                                                                                         For each Trustee
SALVATORE MACERA*                               Trustee                                  March 19, 1999
----------------------
Salvatore Macera


WILLIAM E. MAYER*                               Trustee
----------------------
William E. Mayer


JAMES L. MOODY, JR. *                           Trustee
----------------------
James L. Moody, Jr.


JOHN J. NEUHAUSER*                              Trustee
----------------------
John J. Neuhauser


THOMAS E. STITZEL*                              Trustee
----------------------
Thomas E. Stitzel


ROBERT L. SULLIVAN*                             Trustee
----------------------
Robert L. Sullivan


ANNE-LEE VERVILLE*                              Trustee
----------------------
Anne-Lee Verville